Shareholder Report, Holdings (Details) - C000260559 [Member]	Nov. 30, 2025
Cooper-Standard Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
WESCO International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Lithia Motors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Comstock Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Advance Auto Parts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Post Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Regal Rexnord Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Premium Brands Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%